Rule 497(e)
                                                 File Nos. 33-69686 and 811-8064


                   Montgomery Small Cap Systematic Value Fund
                   Montgomery Macro Cap Systematic Value Fund
                            (The Montgomery Funds II)

                     Supplement dated March 1, 1999, to the
          Prospectus for the Montgomery Small Cap Systematic Value Fund
               and the Montgomery Macro Cap Systematic Value Fund
                             (dated August 31, 1998)


          On March 1, 1999, Class B and C shares of the Small Cap Systematic Value Fund and the Macro Cap Systematic Value Fund (the "Funds") were closed. Accordingly, no subscriptions for Class B and C shares of the Funds will be accepted.

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